Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Preferred stock, par or stated value per share	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par or stated value per share	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	60,000,000	60,000,000		60,000,000
Common stock, shares, issued	1,109,359	1,100,592		895,880
Common stock, shares, outstanding	1,109,335	1,097,843		873,939
Other receivable related party	$ 678,603	$ 2,881,239		$ 1,209,333
Theralink Technologies Inc [Member]
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	26,667		26,667		26,667
Preferred stock, shares outstanding			1,043		2,966
Common stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000,000		100,000,000,000		100,000,000,000
Common stock, shares, issued	6,151,499,919		6,151,499,919		5,124,164,690
Common stock, shares, outstanding	6,151,499,919		6,151,499,919		5,124,164,690
Other receivable related party	$ 15,000		$ 32,125
Theralink Technologies Inc [Member] | Related Party [Member]
Other receivable related party			$ 0		$ 21,711
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Temporary equity, shares authorized	2,000		2,000		2,000
Temporary equity, shares outstanding			1,000		1,000
Temporary equity, shares issued			1,000		1,000
Temporary equity, liquidation preference	$ 0		$ 2,040,329		$ 2,013,151
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Temporary equity, shares authorized	2,000		2,000		2,000
Temporary equity, shares outstanding			500
Temporary equity, shares issued			500
Temporary equity, liquidation preference	$ 0		$ 1,020,164		$ 1,006,728
Theralink Technologies Inc [Member] | Series A Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,333		1,333		1,333
Preferred stock, shares issued	667		667		667
Preferred stock, shares outstanding	667		667		667
Theralink Technologies Inc [Member] | Series C One Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	3,000		3,000		3,000
Preferred stock, shares issued	141		1,043		2,966
Preferred stock, shares outstanding	141		1,043		2,966
Theralink Technologies Inc [Member] | Series C Two Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	6,000		6,000		6,000
Preferred stock, shares issued			3,037		4,917
Preferred stock, shares outstanding			3,037		4,917
Theralink Technologies Inc [Member] | Series D One Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000		1,000		1,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Theralink Technologies Inc [Member] | Series D Two Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	4,360		4,360		4,360
Preferred stock, shares issued
Preferred stock, shares outstanding